Supplement Dated March 8, 2005*
                      to the Prospectus Dated Oct. 29, 2004
       of American Express(R) Variable Portfolio Funds S-6466-99 X (10/04)

The biographical information for Steve Schroll and Laton Spahr under the "Management" section for AXP Variable Portfolio - Diversified Equity Income Fund has been revised as follows:

Steve Schroll, Portfolio Manager

o  Managed the Portfolio since 2004.

o  Joined AEFC in 1998 as a Senior Security Analyst.

o Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

o  Began investment career in 1981.

o  MBA, University of Minnesota.

Laton Spahr, Portfolio Manager

o  Managed the Portfolio since 2004.

o  Joined AEFC in 2001 as a Security Analyst.

o Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

o  Began investment career in 1999.

o  MS, University of Wisconsin, Applied Security Analysis Program.

The rest of the section remains the same.



S-6466-56 A (3/05)

Valid until next update

*Destroy Oct. 28. 2005